Note 4 - Related Party Transactions	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

4. Related Party Transactions

Details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2023 and are discussed in Note 6 of the Company’s consolidated financial statements for the year ended December 31, 2022, included in the 2022 Annual Report.

Each of the Company’s vessel owning companies is party to a management agreement with one of the Management Companies, both of which are controlled by members of the Pittas family, whereby the Management Companies provide technical and commercial vessel management for a fixed daily fee of Euro 720 and Euro 775 for the six months ended June 30, 2022 and 2023, respectively, under the Company’s Master Management Agreements (“MMA”) with the Management Companies. Vessel management fees paid to the Management Companies amounted to $1,464,064 and $1,541,355 in the six-month periods ended June 30, 2022 and 2023, respectively. The MMAs were renewed effective May 30, 2018 for an additional five-year term until May 30, 2023 with the 5% volume discount permanently incorporated in the daily management fee and were extended effective January 1, 2023 for a further five-year term until January 1, 2028. The daily management fee was adjusted for inflation at Euro 775 for the year 2023 from Euro 720 in the year 2022 and may be adjusted annually for inflation in the Eurozone. These fees are recorded under “Related party management fees” in the unaudited condensed consolidated statements of operations.

In addition to the vessel management services, the Manager provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company’s subsidiaries. For each of the six months ended June 30, 2022 and 2023, compensation paid to the Manager for such additional services to the Company was $625,000 and $675,000, respectively. This amount is included in “General and administrative expenses” in the unaudited condensed consolidated statements of operations.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Companies during the normal course of operations for which a right of offset exists. As of December 31, 2022 and June 30, 2023, the amount due from related companies was $2,416,180 and $568,351, respectively.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes using Eurochart's services. Commissions to Eurochart S.A. for chartering services were $521,107 and $286,237 for the six-month periods ended June 30, 2022 and 2023, respectively, recorded in “Commissions” in the unaudited condensed consolidated statements of operations. In February 2022, the Company paid $210,000 to Eurochart S.A. for the acquisition of M/V “Molyvos Luck”, which was agreed to be paid by the buyers, as per the relevant memorandum of agreement entered with the sellers and has been capitalized to the cost of the vessel. In  April 2022, the Company withheld the amount of $157,500 from the sellers of M/V “Santa Cruz”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the vessel.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $37,086 and $74,075 in the first six months of 2022, respectively. In the first six months of 2023, total fees charged by Sentinel and Technomar were $28,894 and $59,788, respectively. These amounts are recorded in “Vessel operating expenses” in the accompanying unaudited condensed consolidated statements of operations.